Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Long term debt accounted under fair value option	$ 150,100		$ 89,100
Common stock, par or stated value per share	$ 0.0000001		$ 0.0000001
Common stock, shares authorized	100,000,000,000		100,000,000,000
Common stock, shares issued	222,669,799		214,879,058
Common stock, shares outstanding	222,669,799		214,879,058
Montes Archimedes Acquisition Corp.
Shares subject to possible redemption, par value per share	$ 0.0001	$ 0.0001
Shares subject to possible redemption	36,277,487	34,375,578
Shares subject to possible redemption, redemption per share	$ 10.00	$ 10.00
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Shares subject to possible redemption	30,750,277
Class A common stock | Montes Archimedes Acquisition Corp.
Shares subject to possible redemption	36,277,487	34,375,578
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	4,794,336	6,696,245
Common stock, shares outstanding	4,794,336	6,696,245
Shares subject to possible redemption	36,277,487	34,375,578
Class B common stock | Montes Archimedes Acquisition Corp.
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	10,267,956	10,267,956
Common stock, shares outstanding	10,267,956	10,267,956